Consolidated statements of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Loss for the year	$ (3,333,071)	$ (373,688)	$ (155,575)
Items that may be subsequently reclassified to the consolidated statements of operations or financial position (net of tax):
Exchange differences (loss)/gain on translation of foreign operations	23,903	(7,333)	(24,142)
Gain/(loss) on cash flow hedges recognized in equity	(4,227)	(11,863)	436
Gain on cash flow hedges recognized in equity - time value	2,552
Less: Loss on cash flow hedges reclassified and reported in net loss	17,612	8,337
Items that will not be subsequently reclassified to the consolidated statements of operations (net of tax):
Impairment loss on investments		(100)
Remeasurement loss on severance plan	(24)	(58)
Other comprehensive (loss)/income for the year, net of tax	39,816	(11,017)	(23,706)
Total comprehensive (loss)/income for the year, net of tax	(3,293,255)	(384,705)	(179,281)
Total comprehensive (loss)/income attributable to:
Equity holders of the parent	(3,311,135)	(396,314)	(179,281)
Non-controlling interests	17,880	11,609
Total comprehensive (loss)/income for the year, net of tax	$ (3,293,255)	$ (384,705)	$ (179,281)